CONDENSED CONSOLIDATED STATEMENTS OF INCOME (LOSS) AND COMPREHENSIVE INCOME (LOSS) - USD ($) shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
CONDENSED CONSOLIDATED STATEMENTS OF INCOME (LOSS) AND COMPREHENSIVE INCOME (LOSS)
Revenue (Note 10)	$ 195.4	$ 170.5	$ 435.9	$ 350.3
Costs of sales
Costs of sales (Note 11)	28.0	27.4	71.6	59.8
Depletion and depreciation	52.3	58.9	116.7	119.8
Total costs of sales	80.3	86.3	188.3	179.6
Gross profit	115.1	84.2	247.6	170.7
Other operating expenses (income)
Impairment of royalty, streams and working interests (Note 7)			271.7
General and administrative expenses	11.7	5.6	17.9	12.5
Gain on sale of gold bullion	(2.4)	(0.4)	(4.4)	(0.8)
Total other operating expenses	9.3	5.2	285.2	11.7
Operating income (loss)	105.8	79.0	(37.6)	159.0
Foreign exchange gain (loss) and other income (expenses)	(0.1)		(0.2)
Income (loss) before finance items and income taxes	105.7	79.0	(37.8)	159.0
Finance items (Note 13)
Finance income	1.0	1.2	1.9	1.9
Finance expenses	(0.8)	(2.5)	(1.9)	(5.0)
Net income (loss) before income taxes	105.9	77.7	(37.8)	155.9
Income tax expense (recovery) (Note 14)	11.5	13.7	(33.4)	26.7
Net income (loss)	94.4	64.0	(4.4)	129.2
Items that may be reclassified subsequently to profit and loss:
Currency translation adjustment	29.4	14.1	(34.2)	28.1
Items that will not be reclassified subsequently to profit and loss:
Gain on changes in the fair value of equity investments at fair value through other comprehensive income (loss) ("FVTOCI"), net of income tax (Note 5)	37.0	24.8	1.7	47.7
Other comprehensive income (loss)	66.4	38.9	(32.5)	75.8
Comprehensive income (loss)	$ 160.8	$ 102.9	$ (36.9)	$ 205.0
Basic earnings (loss) per share (Note 16) (in dollars per share)	$ 0.50	$ 0.34	$ (0.02)	$ 0.69
Diluted earnings (loss) per share (Note 16) (in dollars per share)	$ 0.50	$ 0.34	$ (0.02)	$ 0.69
Weighted average basic number of shares outstanding (Note 16)	190.2	187.2	189.6	187.1
Weighted average diluted number of shares outstanding (Note 16)	190.6	187.5	189.6	187.4